Deposits and Subordinated Debt - Additional Information (Details) - CAD ($) $ in Millions			3 Months Ended		9 Months Ended
	Jul. 22, 2026	Dec. 15, 2025	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities			$ 1,000	$ 1,250	$ 1,025	$ 1,250
Series K Medium-Term Notes, First Tranche | Subordinated Debt
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities	$ 1,000
Borrowings, interest rate	1.928%
Percentage of redemption of principal amount plus unpaid accrued interest	100.00%
Debentures Series 20
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities		$ 25
Debentures Series 20 | Subordinated Debt
Disclosure Of Deposits [Line Items]
Notional amount		150
Periodic payment, amount		$ 25
Periodic payment, period		3 years